LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Schedule of Investments
September 30, 2023 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–98.84%
Aerospace & Defense–1.96%
†Axon Enterprise, Inc.	29,500	$5,870,205
BWX Technologies, Inc.	18,700	1,402,126
HEICO Corp.	24,800	4,015,864
Hexcel Corp.	18,900	1,231,146
Howmet Aerospace, Inc.	52,000	2,405,000
†TransDigm Group, Inc.	6,500	5,480,345
		20,404,686
Air Freight & Logistics–0.12%
Expeditors International of Washington, Inc.	10,900	1,249,467
		1,249,467
Automobile Components–0.20%
†Aptiv PLC	15,400	1,518,286
†Mobileye Global, Inc. Class A	13,997	581,575
		2,099,861
Banks–0.45%
†NU Holdings Ltd. Class A	646,800	4,689,300
		4,689,300
Beverages–1.09%
Brown-Forman Corp. Class B	54,655	3,153,047
†Celsius Holdings, Inc.	35,100	6,023,160
Constellation Brands, Inc. Class A	8,600	2,161,438
		11,337,645
Biotechnology–2.88%
†Alnylam Pharmaceuticals, Inc.	31,795	5,630,895
†Apellis Pharmaceuticals, Inc.	48,300	1,837,332
†Argenx SE ADR	7,137	3,508,763
†Ascendis Pharma AS ADR	13,336	1,248,783
†BioNTech SE ADR	8,700	945,168
†Exact Sciences Corp.	44,554	3,039,474
†Genmab AS ADR	34,600	1,220,342
†Incyte Corp.	15,700	906,989
†Karuna Therapeutics, Inc.	11,605	1,962,289
†Legend Biotech Corp.ADR	35,200	2,364,384
†Neurocrine Biosciences, Inc.	38,717	4,355,663
†Sarepta Therapeutics, Inc.	24,400	2,957,768
		29,977,850
Broadline Retail–1.12%
†Coupang, Inc.	458,600	7,796,200
†Etsy, Inc.	18,600	1,201,188
†Global-e Online Ltd.	24,400	969,656
†Ollie's Bargain Outlet Holdings, Inc.	21,400	1,651,652
		11,618,696
Building Products–1.55%
A O Smith Corp.	20,100	1,329,213
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Building Products (continued)
Advanced Drainage Systems, Inc.	13,200	$1,502,556
Allegion PLC	23,400	2,438,280
Carrier Global Corp.	22,800	1,258,560
Fortune Brands Innovations, Inc.	20,383	1,267,007
Trane Technologies PLC	27,911	5,663,421
†Trex Co., Inc.	42,500	2,619,275
		16,078,312
Capital Markets–3.79%
Ares Management Corp. Class A	64,400	6,624,828
Blue Owl Capital, Inc.	112,500	1,458,000
Cboe Global Markets, Inc.	9,467	1,478,840
FactSet Research Systems, Inc.	15,150	6,624,489
LPL Financial Holdings, Inc.	29,900	7,105,735
MarketAxess Holdings, Inc.	14,563	3,111,239
Morningstar, Inc.	8,000	1,873,920
MSCI, Inc.	17,200	8,824,976
Tradeweb Markets, Inc. Class A	28,617	2,295,084
		39,397,111
Chemicals–0.75%
Albemarle Corp.	6,700	1,139,268
CF Industries Holdings, Inc.	14,800	1,268,952
PPG Industries, Inc.	31,800	4,127,640
RPM International, Inc.	13,800	1,308,378
		7,844,238
Commercial Services & Supplies–3.83%
Cintas Corp.	27,700	13,323,977
†Clean Harbors, Inc.	27,100	4,535,456
†Copart, Inc.	310,800	13,392,372
RB Global, Inc.	26,900	1,681,250
Republic Services, Inc.	25,100	3,577,001
Rollins, Inc.	32,030	1,195,680
Waste Connections, Inc.	16,193	2,174,720
		39,880,456
Communications Equipment–0.33%
Motorola Solutions, Inc.	12,668	3,448,736
		3,448,736
Construction & Engineering–0.80%
Quanta Services, Inc.	27,800	5,200,546
Valmont Industries, Inc.	4,300	1,032,903
†WillScot Mobile Mini Holdings Corp.	49,300	2,050,387
		8,283,836
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–1

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction Materials–0.26%
Vulcan Materials Co.	13,318	$2,690,502
		2,690,502
Consumer Staples Distribution & Retail–0.88%
†BJ's Wholesale Club Holdings, Inc.	33,400	2,383,758
Casey's General Stores, Inc.	5,300	1,439,056
†Dollar Tree, Inc.	9,500	1,011,275
†Performance Food Group Co.	73,500	4,326,210
		9,160,299
Containers & Packaging–0.41%
Avery Dennison Corp.	12,900	2,356,443
Ball Corp.	15,673	780,202
Sealed Air Corp.	35,400	1,163,244
		4,299,889
Distributors–0.66%
Genuine Parts Co.	9,800	1,414,924
Pool Corp.	15,200	5,412,720
		6,827,644
Diversified Consumer Services–0.33%
†Bright Horizons Family Solutions, Inc.	14,800	1,205,608
†Duolingo, Inc.	7,100	1,177,677
Service Corp. International	18,600	1,062,804
		3,446,089
Diversified Telecommunication Services–0.01%
=†πSocure, Inc.	14,128	77,563
		77,563
Electrical Equipment–2.09%
AMETEK, Inc.	23,025	3,402,174
Hubbell, Inc.	15,000	4,701,150
Rockwell Automation, Inc.	47,700	13,635,999
		21,739,323
Electronic Equipment, Instruments & Components–2.42%
Amphenol Corp. Class A	128,700	10,809,513
CDW Corp.	42,700	8,615,152
†Keysight Technologies, Inc.	16,562	2,191,318
Littelfuse, Inc.	5,800	1,434,456
TE Connectivity Ltd.	8,400	1,037,652
†Zebra Technologies Corp. Class A	4,700	1,111,691
		25,199,782
Energy Equipment & Services–0.88%
Halliburton Co.	173,600	7,030,800
Noble Corp. PLC	42,100	2,132,365
		9,163,165
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Entertainment–1.85%
Electronic Arts, Inc.	18,600	$2,239,440
Endeavor Group Holdings, Inc. Class A	62,100	1,235,790
†ROBLOX Corp. Class A	171,500	4,966,640
†Spotify Technology SA	59,400	9,185,616
†Take-Two Interactive Software, Inc.	11,700	1,642,563
		19,270,049
Financial Services–3.09%
Apollo Global Management, Inc.	206,700	18,553,392
†Block, Inc.	68,900	3,049,514
†Euronet Worldwide, Inc.	17,000	1,349,460
†FleetCor Technologies, Inc.	28,500	7,277,190
†Toast, Inc. Class A	100,300	1,878,619
		32,108,175
Food Products–0.16%
Hershey Co.	8,200	1,640,656
		1,640,656
Ground Transportation–1.59%
JB Hunt Transport Services, Inc.	7,100	1,338,492
Landstar System, Inc.	8,000	1,415,520
Old Dominion Freight Line, Inc.	33,800	13,828,932
		16,582,944
Health Care Equipment & Supplies–6.45%
†Align Technology, Inc.	26,700	8,152,044
†Dexcom, Inc.	145,600	13,584,480
†Globus Medical, Inc. Class A	43,200	2,144,880
†IDEXX Laboratories, Inc.	26,300	11,500,201
†Inspire Medical Systems, Inc.	16,100	3,194,884
†Insulet Corp.	32,713	5,217,396
†Lantheus Holdings, Inc.	18,400	1,278,432
†Masimo Corp.	21,100	1,850,048
†Novocure Ltd.	37,900	612,085
†Penumbra, Inc.	18,200	4,402,762
ResMed, Inc.	51,900	7,674,453
†Shockwave Medical, Inc.	17,900	3,563,890
STERIS PLC	12,250	2,687,895
Teleflex, Inc.	6,100	1,198,101
		67,061,551
Health Care Providers & Services–2.54%
†Acadia Healthcare Co., Inc.	18,288	1,285,829
†Agilon Health, Inc.	59,800	1,062,048
Cencora, Inc.	75,600	13,605,732
McKesson Corp.	8,749	3,804,503
†Molina Healthcare, Inc.	17,600	5,770,864
†Tenet Healthcare Corp.	13,700	902,693
		26,431,669
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–2

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Technology–1.16%
†Veeva Systems, Inc. Class A	59,504	$12,106,089
		12,106,089
Hotels, Restaurants & Leisure–6.01%
†Caesars Entertainment, Inc.	49,700	2,303,595
Churchill Downs, Inc.	27,500	3,191,100
Darden Restaurants, Inc.	34,300	4,912,446
Domino's Pizza, Inc.	10,500	3,977,295
†DoorDash, Inc. Class A	91,700	7,287,399
†DraftKings, Inc. Class A	172,462	5,077,281
Hilton Worldwide Holdings, Inc.	79,200	11,894,256
Hyatt Hotels Corp. Class A	9,500	1,007,760
†MGM Resorts International	28,200	1,036,632
Restaurant Brands International, Inc.	33,404	2,225,375
†Royal Caribbean Cruises Ltd.	20,500	1,888,870
Vail Resorts, Inc.	4,100	909,749
Wingstop, Inc.	19,700	3,542,848
Wynn Resorts Ltd.	16,700	1,543,247
Yum! Brands, Inc.	94,100	11,756,854
		62,554,707
Household Durables–0.58%
†NVR, Inc.	1,012	6,034,860
		6,034,860
Household Products–0.10%
Church & Dwight Co., Inc.	11,700	1,072,071
		1,072,071
Independent Power and Renewable Electricity Producers–0.16%
Vistra Corp.	49,000	1,625,820
		1,625,820
Industrial REITs–0.11%
Rexford Industrial Realty, Inc.	22,300	1,100,505
		1,100,505
Insurance–2.75%
†Arch Capital Group Ltd.	101,800	8,114,478
Arthur J Gallagher & Co.	50,400	11,487,672
Assurant, Inc.	5,700	818,406
Globe Life, Inc.	14,700	1,598,331
Hartford Financial Services Group, Inc.	37,300	2,644,943
†Ryan Specialty Holdings, Inc.	82,400	3,988,160
		28,651,990
Interactive Media & Services–0.97%
†Match Group, Inc.	88,867	3,481,365
†Pinterest, Inc. Class A	243,600	6,584,508
		10,065,873
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services–3.13%
†Cloudflare, Inc. Class A	126,000	$7,943,040
†EPAM Systems, Inc.	5,141	1,314,502
†Gartner, Inc.	26,700	9,174,387
†Globant SA	6,300	1,246,455
†MongoDB, Inc.	26,700	9,234,462
†VeriSign, Inc.	5,700	1,154,421
†WEX, Inc.	13,200	2,482,788
		32,550,055
Life Sciences Tools & Services–5.44%
Agilent Technologies, Inc.	82,500	9,225,150
†Bio-Rad Laboratories, Inc. Class A	4,100	1,469,645
Bio-Techne Corp.	85,600	5,826,792
Bruker Corp.	41,700	2,597,910
†Charles River Laboratories International, Inc.	5,300	1,038,694
†Illumina, Inc.	14,600	2,004,288
†IQVIA Holdings, Inc.	62,520	12,300,810
†Mettler-Toledo International, Inc.	8,800	9,751,016
†Repligen Corp.	13,227	2,103,225
West Pharmaceutical Services, Inc.	27,345	10,260,118
		56,577,648
Machinery–0.95%
Graco, Inc.	15,200	1,107,776
IDEX Corp.	5,825	1,211,717
†Middleby Corp.	7,936	1,015,808
Otis Worldwide Corp.	17,700	1,421,487
†RBC Bearings, Inc.	4,600	1,076,998
Toro Co.	33,000	2,742,300
Westinghouse Air Brake Technologies Corp.	12,100	1,285,867
		9,861,953
Media–1.78%
Omnicom Group, Inc.	41,100	3,061,128
†Trade Desk, Inc. Class A	198,436	15,507,773
		18,568,901
Metals & Mining–0.13%
Steel Dynamics, Inc.	12,700	1,361,694
		1,361,694
Oil, Gas & Consumable Fuels–3.59%
APA Corp.	98,900	4,064,790
Cheniere Energy, Inc.	81,400	13,509,144
Coterra Energy, Inc.	46,400	1,255,120
Devon Energy Corp.	34,700	1,655,190
Diamondback Energy, Inc.	16,200	2,509,056
Hess Corp.	62,900	9,623,700
Magnolia Oil & Gas Corp. Class A	58,600	1,342,526
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–3

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Matador Resources Co.	16,200	$963,576
Pioneer Natural Resources Co.	10,699	2,455,955
		37,379,057
Passenger Airlines–0.16%
†Alaska Air Group, Inc.	19,900	737,892
†United Airlines Holdings, Inc.	21,300	900,990
		1,638,882
Personal Care Products–0.33%
†elf Beauty, Inc.	20,000	2,196,600
Kenvue, Inc.	62,300	1,250,984
		3,447,584
Professional Services–5.03%
Booz Allen Hamilton Holding Corp.	19,220	2,100,169
Broadridge Financial Solutions, Inc.	36,100	6,463,705
†Ceridian HCM Holding, Inc.	18,021	1,222,725
Equifax, Inc.	13,100	2,399,658
†FTI Consulting, Inc.	8,300	1,480,803
KBR, Inc.	39,200	2,310,448
Paychex, Inc.	104,500	12,051,985
Paycom Software, Inc.	21,050	5,457,634
†Paycor HCM, Inc.	43,600	995,388
†Paylocity Holding Corp.	19,200	3,488,640
TransUnion	31,100	2,232,669
Verisk Analytics, Inc.	51,196	12,094,543
		52,298,367
Real Estate Management & Development–0.40%
†CoStar Group, Inc.	53,500	4,113,615
		4,113,615
Residential REITs–0.14%
Equity LifeStyle Properties, Inc.	22,200	1,414,362
		1,414,362
Retail REITs–0.34%
Simon Property Group, Inc.	33,000	3,564,990
		3,564,990
Semiconductors & Semiconductor Equipment–4.73%
†Enphase Energy, Inc.	47,700	5,731,155
Entegris, Inc.	39,400	3,700,054
†First Solar, Inc.	8,100	1,308,879
†Lattice Semiconductor Corp.	76,200	6,547,866
Microchip Technology, Inc.	153,564	11,985,670
MKS Instruments, Inc.	8,000	692,320
Monolithic Power Systems, Inc.	18,600	8,593,200
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†ON Semiconductor Corp.	37,600	$3,494,920
†Onto Innovation, Inc.	11,900	1,517,488
†Silicon Laboratories, Inc.	7,500	869,175
Skyworks Solutions, Inc.	13,700	1,350,683
Teradyne, Inc.	33,700	3,385,502
		49,176,912
Software–10.48%
†ANSYS, Inc.	28,900	8,599,195
†Appfolio, Inc. Class A	11,100	2,027,193
†AppLovin Corp. Class A	37,600	1,502,496
†Atlassian Corp. Class A	5,500	1,108,305
Bentley Systems, Inc. Class B	65,650	3,293,004
†Bill Holdings, Inc.	12,400	1,346,268
=†πCanva, Inc.	607	647,463
†Confluent, Inc. Class A	74,703	2,211,956
†Crowdstrike Holdings, Inc. Class A	81,095	13,573,681
=†πDatabricks, Inc.	29,136	2,141,496
†Datadog, Inc. Class A	111,018	10,112,630
†Descartes Systems Group, Inc.	33,700	2,472,906
†DoubleVerify Holdings, Inc.	43,382	1,212,527
†Dynatrace, Inc.	93,088	4,350,002
†Fair Isaac Corp.	9,600	8,337,888
†Fortinet, Inc.	19,200	1,126,656
†HubSpot, Inc.	19,359	9,534,307
†Manhattan Associates, Inc.	23,700	4,684,542
†Monday.com Ltd.	14,300	2,276,846
†nCino, Inc.	44,667	1,420,410
†Procore Technologies, Inc.	25,174	1,644,366
†PTC, Inc.	33,851	4,796,010
†Samsara, Inc. Class A	117,500	2,962,175
=†πSNYK Ltd.	62,548	635,488
=†πTanium, Inc. Class B	26,961	118,898
†Tyler Technologies, Inc.	14,200	5,483,188
†Workiva, Inc.	14,100	1,428,894
†Zscaler, Inc.	63,900	9,942,201
		108,990,991
Specialized REITs–0.57%
CubeSmart	37,100	1,414,623
Lamar Advertising Co. Class A	40,306	3,364,342
SBA Communications Corp.	5,600	1,120,952
		5,899,917
Specialty Retail–4.50%
†AutoZone, Inc.	1,118	2,839,709
†Burlington Stores, Inc.	19,600	2,651,880
†Chewy, Inc. Class A	28,727	524,555
†Five Below, Inc.	23,800	3,829,420
†Floor & Decor Holdings, Inc. Class A	26,400	2,389,200
†RH	4,200	1,110,312
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–4

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
Ross Stores, Inc.	124,300	$14,039,685
Tractor Supply Co.	45,500	9,238,775
†Ulta Beauty, Inc.	21,353	8,529,456
Williams-Sonoma, Inc.	10,600	1,647,240
		46,800,232
Technology Hardware, Storage & Peripherals–0.50%
†Pure Storage, Inc. Class A	73,500	2,618,070
†Super Micro Computer, Inc.	9,400	2,577,668
		5,195,738
Textiles, Apparel & Luxury Goods–0.29%
†Lululemon Athletica, Inc.	3,500	1,349,635
†Skechers USA, Inc. Class A	34,000	1,664,300
		3,013,935
Trading Companies & Distributors–2.02%
Fastenal Co.	150,800	8,239,712
Ferguson PLC	20,400	3,355,188
†SiteOne Landscape Supply, Inc.	22,500	3,677,625
United Rentals, Inc.	7,800	3,467,646
Watsco, Inc.	6,000	2,266,320
		21,006,491
Total Common Stock (Cost $789,048,132)		1,028,082,733
CONVERTIBLE PREFERRED STOCKS–1.01%
=†πCanva, Inc. Series A	36	38,400
	Number of Shares	Value (U.S. $)
CONVERTIBLE PREFERRED STOCKS (continued)
=†πCanva, Inc. Series A-3	1	$1,067
=†πCaris Life Sciences, Inc. Series D	107,248	573,777
=†πDatabricks, Inc. Series F	61,884	4,548,474
=†πDatabricks, Inc. Series G	6,699	492,377
=†πDatabricks, Inc. Series H	16,050	1,179,675
=†πDatarobot, Inc. Series G	43,773	166,775
=†πRappi, Inc. Series E	27,648	995,604
=†πSNYK Ltd. Series F	104,823	1,065,002
=†πSocure, Inc. Series A	17,170	94,263
=†πSocure, Inc. Series A-1	14,092	77,365
=†πSocure, Inc. Series B	255	1,400
=†πSocure, Inc. Series E	32,664	179,325
=†πTanium, Inc. Series G	234,645	1,034,784
Total Convertible Preferred Stocks (Cost $9,934,202)		10,448,288

MONEY MARKET FUND–0.17%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 5.29%)	1,758,219	1,758,219
Total Money Market Fund (Cost $1,758,219)		1,758,219

TOTAL INVESTMENTS–100.02% (Cost $800,740,553)	1,040,289,240
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.02%)	(169,608)
NET ASSETS APPLICABLE TO 41,451,173 SHARES OUTSTANDING–100.00%	$1,040,119,632

†Non-income producing.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
πRestricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, or have certain restrictions on resale which may limit their liquidity. At September 30, 2023, the aggregate value of restricted securities was $14,069,196, which represented 1.35% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances)
with respect to these securities.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–5

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Schedule of Investments (continued)
Restricted Securities
Investment	Date of Acquisition	Cost	Value
Canva, Inc.	8/16/2021	$1,034,657	$647,463
Canva, Inc. Series A	11/4/2021	61,371	38,400
Canva, Inc. Series A-3	11/4/2021	1,705	1,067
Caris Life Sciences, Inc. Series D	5/11/2021	868,709	573,777
Databricks, Inc.	7/24/2020	466,419	2,141,496
Databricks, Inc. Series F	10/22/2019	885,940	4,548,474
Databricks, Inc. Series G	2/1/2021	396,063	492,377
Databricks, Inc. Series H	9/1/2021	1,179,420	1,179,675
Datarobot, Inc. Series G	6/11/2021	1,197,647	166,775
Rappi, Inc. Series E	9/8/2020	1,651,858	995,604
SNYK Ltd.	9/3/2021	897,220	635,488
SNYK Ltd. Series F	9/3/2021	1,495,342	1,065,002
Socure, Inc.	12/22/2021	227,017	77,563
Socure, Inc. Series A	12/22/2021	275,898	94,263
Socure, Inc. Series A-1	12/22/2021	226,439	77,365
Socure, Inc. Series B	12/22/2021	4,097	1,400
Socure, Inc. Series E	10/27/2021	524,865	179,325
Tanium, Inc. Class B	9/24/2020	307,226	118,898
Tanium, Inc. Series G	8/16/2015	1,164,848	1,034,784
Total		$12,866,741	$14,069,196

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
REIT–Real Estate Investment Trust
See accompanying notes.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–6

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Notes
September 30, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP T. Rowe Price Structured Mid-Cap Growth Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments including restricted securities, for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–7

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Notes (continued)
 2. Investments (continued)
The following tables summarize the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$20,404,686	$—	$—	$20,404,686
Air Freight & Logistics	1,249,467	—	—	1,249,467
Automobile Components	2,099,861	—	—	2,099,861
Banks	4,689,300	—	—	4,689,300
Beverages	11,337,645	—	—	11,337,645
Biotechnology	29,977,850	—	—	29,977,850
Broadline Retail	11,618,696	—	—	11,618,696
Building Products	16,078,312	—	—	16,078,312
Capital Markets	39,397,111	—	—	39,397,111
Chemicals	7,844,238	—	—	7,844,238
Commercial Services & Supplies	39,880,456	—	—	39,880,456
Communications Equipment	3,448,736	—	—	3,448,736
Construction & Engineering	8,283,836	—	—	8,283,836
Construction Materials	2,690,502	—	—	2,690,502
Consumer Staples Distribution & Retail	9,160,299	—	—	9,160,299
Containers & Packaging	4,299,889	—	—	4,299,889
Distributors	6,827,644	—	—	6,827,644
Diversified Consumer Services	3,446,089	—	—	3,446,089
Diversified Telecommunication Services	—	—	77,563	77,563
Electrical Equipment	21,739,323	—	—	21,739,323
Electronic Equipment, Instruments & Components	25,199,782	—	—	25,199,782
Energy Equipment & Services	9,163,165	—	—	9,163,165
Entertainment	19,270,049	—	—	19,270,049
Financial Services	32,108,175	—	—	32,108,175
Food Products	1,640,656	—	—	1,640,656
Ground Transportation	16,582,944	—	—	16,582,944
Health Care Equipment & Supplies	67,061,551	—	—	67,061,551
Health Care Providers & Services	26,431,669	—	—	26,431,669
Health Care Technology	12,106,089	—	—	12,106,089
Hotels, Restaurants & Leisure	62,554,707	—	—	62,554,707
Household Durables	6,034,860	—	—	6,034,860
Household Products	1,072,071	—	—	1,072,071
Independent Power and Renewable Electricity Producers	1,625,820	—	—	1,625,820
Industrial REITs	1,100,505	—	—	1,100,505
Insurance	28,651,990	—	—	28,651,990
Interactive Media & Services	10,065,873	—	—	10,065,873
IT Services	32,550,055	—	—	32,550,055
Life Sciences Tools & Services	56,577,648	—	—	56,577,648
Machinery	9,861,953	—	—	9,861,953
Media	18,568,901	—	—	18,568,901
Metals & Mining	1,361,694	—	—	1,361,694
Oil, Gas & Consumable Fuels	37,379,057	—	—	37,379,057
Passenger Airlines	1,638,882	—	—	1,638,882
Personal Care Products	3,447,584	—	—	3,447,584
Professional Services	52,298,367	—	—	52,298,367
Real Estate Management & Development	4,113,615	—	—	4,113,615
Residential REITs	1,414,362	—	—	1,414,362
Retail REITs	3,564,990	—	—	3,564,990
Semiconductors & Semiconductor Equipment	49,176,912	—	—	49,176,912
Software	105,447,646	—	3,543,345	108,990,991
Specialized REITs	5,899,917	—	—	5,899,917
Specialty Retail	46,800,232	—	—	46,800,232
Technology Hardware, Storage & Peripherals	5,195,738	—	—	5,195,738
Textiles, Apparel & Luxury Goods	3,013,935	—	—	3,013,935
Trading Companies & Distributors	21,006,491	—	—	21,006,491
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–8

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Convertible Preferred Stocks	$—	$—	$10,448,288	$10,448,288
Money Market Fund	1,758,219	—	—	1,758,219
Total Investments	$1,026,220,044	$—	$14,069,196	$1,040,289,240
During the period ended September 30, 2023, there were no material transfers to or from Level 3 investments.
The following table displays a summary of the valuation techniques and unobservable inputs used to value the Fund’s securities characterized as Level 3 investments for the period ended September 30, 2023.
Asset Type	Fair Value at September 30, 2023	Valuation Technique(s)	Unobservable Input	Range (Average) (c)
Common Stock	$3,620,908	Recent Transaction	#	#
		Market Comparable Companies	Enterprise Value to Sales Multiple (b)	5.1x-27.9x (N/A)
		Market Comparable Companies	Enterprise Value to Gross Profit Multiple (b)	6.0x-35.1x (N/A)
		Market Comparable Companies	Enterprise Value to Billings Multiple (b)	5.4x (N/A)
		Market Comparable Companies	Discount for Lack of Marketability (a)	10% (N/A)
Convertible Preferred Stock	$10,448,288	Recent Transaction	#	#
		Market Comparable Companies	Enterprise Value to Sales Multiple (b)	2.3x-27.9x (N/A)
		Market Comparable Companies	Enterprise Value to Gross Profit Multiple (b)	4.9x-35.1x (N/A)
		Market Comparable Companies	Enterprise Value to Billings Multiple (b)	5.4x (N/A)
		Market Comparable Companies	Enterprise Value to Gross Merchandise Value Multiple (b)	0.5x (N/A)
		Market Comparable Companies	Discount for Lack of Marketability (a)	10% (N/A)
		Market Comparable Companies	Projected future value discount rate (a)	15% (N/A)
		Market Comparable Companies	Projected future value discount rate term	2 years (N/A)
		Market Comparable Companies	Present Value Factor	0.756 (N/A)
Total	$14,069,196
# The quantitative unobservable inputs within this category are based on recent transactions or valuation from a pricing service. There were no quantitative unobservable inputs significant to the valuation technique that were created by the fund’s management.

(a) Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(b) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.
(c) Unobservable inputs were weighted by the relative fair value of the investments, where applicable.
Significant fluctuations of the unobservable inputs applied to portfolio securities characterized as Level 3 investments could be expected to significantly increase or decrease the fair value of the Fund's securities.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	Balances as of 12/31/2022	Reclassifications	Purchases	Sales	Transfer In	Transfer Out	Accretion/ (amortization)	Net realized gain (loss)	Net change in unrealized appreciation (depreciation)	Balance as of 09/30/23	Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 09/30/23
Common Stock	$10,033,594	$—	$—	$(8,909,616)	$—	$—	$—	$7,107,621	$(4,610,691)	$3,620,908	$851,779
Convertible Preferred Stocks	8,938,871	—	—	—	—	—	—	—	1,509,417	10,448,288	1,509,417
Total	$18,972,465	$—	$—	$(8,909,616)	$—	$—	$—	$7,107,621	$(3,101,274)	$14,069,196	$2,361,196
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–9